CALVERT MANAGEMENT SERIES

1825 Connecticut Ave. NW, Suite 400

Washington, DC 20009

Telephone: (202) 238-2200

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Calvert Management Series (the “Registrant”) (1933 Act File No. 2-69565) certifies (a) that the forms of prospectus used with respect to the following series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 105 (“Amendment No. 105”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 105 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-19-000112) on January 28, 2019.

Calvert Floating-Rate Advantage Fund

Calvert Ultra-Short Duration Income NextShares

CALVERT MANAGEMENT SERIES

By: /s/ Maureen A. Gemma

Maureen A. Gemma

Secretary

Date: February 5, 2019